ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 5.3%
4,429	Boeing Company(a)	$ 709,747
2,553	Lockheed Martin Corporation	1,072,540
		1,782,287
	AUTOMOTIVE - 1.7%
15,183	General Motors Company (a)	580,142

	BANKING - 1.9%
5,542	JPMorgan Chase & Company	630,292

	BIOTECH & PHARMA - 4.8%
5,357	Johnson & Johnson	864,298
16,486	Pfizer, Inc.	745,662
		1,609,960
	CABLE & SATELLITE - 2.0%
18,354	Comcast Corporation, Class A	664,231

	CHEMICALS - 6.1%
15,877	Dow, Inc.	809,727
13,516	Nutrien Ltd.	1,240,364
		2,050,091
	COMMERCIAL SUPPORT SERVICES - 2.9%
5,817	Waste Management, Inc.	983,248

	CONTAINERS & PACKAGING - 2.4%
19,091	International Paper Company	794,567

	DIVERSIFIED INDUSTRIALS - 1.9%
5,226	3M Company	649,853

	E-COMMERCE DISCRETIONARY - 2.2%
5,742	Amazon.com, Inc.(a)	727,914

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ELECTRIC UTILITIES - 2.8%
8,867	Duke Energy Corporation	$ 947,971

	HEALTH CARE FACILITIES & SERVICES - 5.7%
8,826	CVS Health Corporation	866,272
1,994	UnitedHealth Group, Inc.	1,035,544
		1,901,816
	HOME CONSTRUCTION - 2.1%
13,920	Masco Corporation	708,110

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
4,162	CME Group, Inc.	814,129

	INSURANCE - 5.1%
2,907	Berkshire Hathaway, Inc., Class B(a)	816,286
4,663	Chubb Ltd.	881,539
		1,697,825
	INTERNET MEDIA & SERVICES - 3.5%
6,686	Alphabet, Inc., Class A(a)	723,559
2,826	Meta Platforms, Inc., Class A(a)	460,440
		1,183,999
	MACHINERY - 2.2%
8,115	Xylem, Inc.	739,277

	OIL & GAS PRODUCERS – 7.0%
39,355	Enterprise Products Partners, L.P.	1,035,824
13,541	Exxon Mobil Corporation	1,294,384
		2,330,208
	RETAIL - CONSUMER STAPLES - 2.8%
1,788	Costco Wholesale Corporation	933,515

	RETAIL - DISCRETIONARY - 2.1%
2,393	Home Depot, Inc. (The)	690,189

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SEMICONDUCTORS - 1.6%
16,794	Intel Corporation	$ 536,064

	SOFTWARE - 7.5%
2,950	Microsoft Corporation	771,337
10,385	Oracle Corporation	770,048
1,774	Palo Alto Networks, Inc.(a)	987,780
		2,529,165
	TECHNOLOGY HARDWARE - 2.5%
5,385	Apple, Inc.	846,630

	TECHNOLOGY SERVICES - 8.1%
3,981	Automatic Data Processing, Inc.	972,997
6,867	International Business Machines Corporation	882,067
4,375	Visa, Inc., Class A	869,356
		2,724,420
	TELECOMMUNICATIONS - 2.1%
17,212	Verizon Communications, Inc.	719,634

	TRANSPORTATION & LOGISTICS - 4.4%
22,820	Delta Air Lines, Inc.(a)	709,017
3,614	FedEx Corporation	761,868
		1,470,885
	WHOLESALE - CONSUMER STAPLES - 6.3%
13,259	Archer-Daniels-Midland Company	1,165,333
11,691	Sysco Corporation	961,234
		2,126,567

	TOTAL COMMON STOCKS (Cost $33,969,253)	33,372,989

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS - 0.3%
95,460	First American Government Obligations Fund, Class X, 2.03% (Cost $95,460)(b)	$ 95,460

	TOTAL INVESTMENTS - 99.7% (Cost $34,064,713)	$ 33,468,449
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	109,680
	NET ASSETS - 100.0%	$ 33,578,129

LP	- Limited Partnership
LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2022.